Insurance and reinsurance - Summary of Insurance Contracts by Remaining Coverage and Incurred Claims (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	$ 22,231	$ 19,026	$ 18,226
Loss component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	$ 366	$ 122